Earnings per share	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Earnings per share
19 Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the net result attributable to owners, after deduction of coupons on perpetual securities and non-cumulative
subordinated notes by the weighted average number of common shares, excluding common shares purchased by the Company and held as treasury shares (refer to note 30.1 Share capital – par value and 30.3 Treasury shares respectively).

	2022	2021	2020
Continuing and discontinued operations

Net result attributable to owners of Aegon N.V. from continuing and discontinued operations	(1,433)	1,980	(146)

Coupons on perpetual securities	(36)	(39)	(38)
Net result attributable to owners for basic earnings per share calculation from continuing and discontinued operations	(1,469)	1,941	(184)

Net result attributable to common shareholders from continuing and discontinued operations	(1,460)	1,928	(182)

Net result attributable to common shareholders B from continuing and discontinued operations	(10)	13	(1)

Weighted average number of common shares outstanding (in million)	2,010	2,043	2,044
Weighted average number of common shares B outstanding (in million)	536	559	561

Basic earnings per common share (EUR per share) from continuing and discontinued operations	(0.73)	0.94	(0.09)
Basic earnings per common share B (EUR per share) from continuing and discontinued operations	(0.02)	0.02	-

Continuing operations

Net result attributable to owners of Aegon N.V. from continuing operations	(1,054)	1,019	(633)

Coupons on perpetual securities	(36)	(39)	(38)
Net result attributable to owners for basic earnings per share calculation from continuing operations	(1,090)	981	(670)

Net result attributable to common shareholders from continuing operations	(1,083)	974	(666)

Net result attributable to common shareholders B from continuing operations	(7)	7	(5)

Weighted average number of common shares outstanding (in million)	2,010	2,043	2,044
Weighted average number of common shares B outstanding (in million)	536	559	561

Basic earnings per common share (EUR per share) from continuing operations	(0.54)	0.48	(0.33)
Basic earnings per common share B (EUR per share) from continuing operations	(0.01)	0.01	(0.01)

Discontinued operations

Net result attributable to owners of Aegon N.V. from discontinued operations	(379)	960	487

Coupons on perpetual securities	-	-	-
Net result attributable to owners for basic earnings per share calculation from discontinued operations	(379)	960	487

Net result attributable to common shareholders from discontinued operations	(377)	954	484

Net result attributable to common shareholders B from discontinued operations	(3)	7	3

Weighted average number of common shares outstanding (in million)	2,010	2,043	2,044
Weighted average number of common shares B outstanding (in million)	536	559	561

Basic earnings per common share (EUR per share) from discontinued operations	(0.19)	0.47	0.24

Basic earnings per common share B (EUR per share) from discontinued operations	(0.00)	0.01	0.01
Diluted earnings per share
The diluted earnings per share equaled the basic earnings per share for all years disclosed since there were no Long Term Incentive Plans which were considered dilutive.